Montecito Fund
RISK/RETURN
Investment Objective
Long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Montecito Fund.  You may qualify for sales charge discounts on purchases of shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Buy and Sell Shares on page 9 of the Fund's Prospectus and Purchasing and Redeeming Shares on page 18 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Montecito Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Montecito Fund
Management Fees	0.94%
Distribution (12b-1) Fees	0.25%
Other Expenses	none
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.21%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Montecito Fund	691	937	1,202	1,957

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 75% of the average value of the portfolio.

Principal Investment Strategies

The Fund invests principally in the following three asset classes: equity:  equity securities (including common and preferred stock), investment grade fixed income securities of any maturity, and real estate and asset-based securities (which are securities that represent an interest in commodities related industries).  Equity securities include common stocks and convertible securities rated at least Baa3 by Moody’s Investors Service (“Moody’s”) or at least BBB- by Standard and Poor’s Rating Group (“S&P”); however, the Fund reserves the right to invest in lower-rated convertible securities that the portfolio manager believes offer the prospect of higher total returns (interest plus capital appreciation) than normally expected from such securities.  Using a proprietary multiple asset allocation model to determine the exact allocations, the Fund allocates 15% to 50% of its assets to each of the three asset classes, although in most economic environments the allocation is expected to be in approximately equal proportions.  The Fund, under certain circumstances, will invest in exchange-traded and closed-end funds for liquidity and diversification purposes.  Individual securities are selected based on a process of statistical screening followed by fundamental analysis.  Those securities that are deemed fundamentally attractive are then put through a proprietary valuation process to determine at what price levels they would be deemed attractive to own.  The Fund will sell securities when the model indicates that the target price has been reached, a greater value exists in another sector or a new, more desirable security presents better upside potential.  The Fund seeks to achieve long-term growth of capital through both income generation and capital appreciation.

Principal Investment Risks

All mutual funds carry a certain amount of risk, including the risk that the Fund may not achieve its investment objective.  The Fund’s returns will vary and you could lose money on your investment in the Fund.

Commodities Risk- Investments in companies engaged in exploration, mining, processing, distributing or dealing in gold, other precious metals, minerals and other commodities involves certain risks. These include unpredictable monetary policies and economic and political developments, such as currency devaluation or revaluations; increased environmental costs; concentration of the sources of the supply of commodities, and control over their sale; changes in U.S. or foreign tax, currency, environmental or mining laws; and trade restrictions between countries.

Company Risk - Because of changes in the financial condition or prospects of specific companies, the individual stocks selected by the Fund’s portfolio manager may decline in value.

Credit Risk - The issuer of a fixed income security may not be able to make interest and principal payments when due.  Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

General Risk - There is no assurance that the Fund can achieve its investment objective, since all investments are inherently subject to risks.  When you sell your Fund shares, they may be worth less than what you paid for them.

Government Risk - The U. S. government’s guarantee of ultimate payment of principal and timely payment of interest on certain U. S. government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate.

Interest Rate Risk - The value of your investment may decrease when interest rates rise.  Generally, due to changes in interest rates and other factors, the value of a portfolio of bonds with a longer effective maturity will fluctuate more than the value of a portfolio of bonds with a shorter effective maturity.

Junk Bond Risk-  Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund’s share price.

Management Risk - The portfolio manager may select investments that decline in value, or allocate the fund’s investments to asset classes that do not perform well.

Prepayment Risk - The value of the mortgage-backed securities held by the Fund may go down as a result of changes in prepayment rates on the underlying mortgages.  During periods of declining interest rates, prepayment of loans underlying mortgage-backed securities usually accelerates.  Prepayment may shorten the effective maturities of these securities, and the Fund may have to reinvest at a lower interest rate.

Real Estate Securities Risk - The Fund’s investments in real estate securities are subject to the same risks as direct investments in real estate.  Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. The performance of the real estate securities in which the Fund invests is also largely dependent on the organization, skill and capital funding of the managers and operators of the underlying real estate.

REIT Risk.  In addition to the risks facing real estate securities, the Fund’s investments in Real Estate Investment Trusts (“REITs”) generally involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Sector Risk- Securities within the same group of industries may decline in price due to sector-specific market or economic developments.  If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.

Small-Cap Risk - The Fund will invest in companies that are considered to be small-cap (less than $3 billion in total market capitalization).  Small-cap companies can be riskier investments than larger capitalized companies due to their lack of experience, product diversification, cash reserves and management depth.  Further, small-cap company stocks can be much more volatile than larger companies and may be less liquid.

Stock Market Risk - The stock market is subject to significant fluctuations in value as a result of political, economic and market developments.  If the stock market declines in value, the Fund is likely to decline in value.

Performance

The bar chart and table below provide some indication of the risks of investing in the Montecito Fund by showing changes in the performance of the Fund’s shares.  The bar chart shows changes in the yearly performance of the Fund’s shares over the lifetime of the Fund.  The performance table compares the performance of the Fund over time to the performance of the S&P® 500 Index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.

Performance Bar Chart For Calendar Years Ending On December 31,

During the period shown in the bar chart, the highest return for a quarter was 16.22% during the quarter ended June 30, 2009 and the lowest return for a quarter was -22.65% during the quarter ended December 31, 2008.  For the quarter ended June 30, 2011, the Montecito Fund’s return was 5.06%.

Average Annual Total Returns (For the periods ended on December 31, 2010)
Average Annual Total Returns	1 Year	5 Years	Since Inception	Inception Date
Montecito Fund	11.30%	2.80%	2.22%	Apr. 15, 2002
Montecito Fund After Taxes on Distributions	10.73%	1.63%	1.48%
Montecito Fund After Taxes on Distributions and Sales	7.70%	1.84%	1.54%
Montecito Fund S&P 500 ® Index (reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	3.54%

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In certain cases, the figure representing “Return after taxes on distributions and sale of Fund shares” are higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.